                             RUSSELL INSURANCE FUNDS
                      Supplement dated February 28, 2003 to
                         PROSPECTUS DATED APRIL 30, 2002

I. The following information restates the sections entitled "Annual Fund Operating Expenses" and "Example" for the Multi-Style Equity Fund, Aggressive Equity Fund, Non-U.S. Fund, Real Estate Securities Fund and Core Bond Fund in its entirety in the Russell Insurance Funds Prospectus:

                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)
                                (% of net assets)

                                                               Total Gross
                                                               Annual Fund     Fee Waivers
                                       Management    Other      Operating      and Expense      Total Net Fund
                                          Fee       Expenses     Expenses     Reimbursements   Operating Expenses
                                       ----------   --------   ------------   --------------   ------------------
Multi-Style Equity Fund* ............     0.78%       0.21%       0.99%          (0.12)%            0.87%
Aggressive Equity Fund* .............     0.95%       0.41%       1.36%          (0.31)%            1.05%
Non-U.S. Fund* ......................     0.95%       0.53%       1.48%          (0.33)%            1.15%
Real Estate Securities Fund* ........     0.85%       0.13%       0.98%           0.00%             0.98%
Core Bond Fund* .....................     0.60%       0.20%       0.80%          (0.10)%            0.70%

* Multi-Style Equity Fund - The Fund's Manager, Frank Russell Investment Management Company (FRIMCo) has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.78% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.87% of the fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.87% of the average daily net assets on an annual basis.

     Aggressive Equity Fund - FRIMCo has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.05% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.05% of the average daily net assets on an annual basis.

     Non-U.S. Fund - FRIMCo has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.15% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.15% of the average daily net assets on an annual basis.

     Real Estate Securities Fund - FRIMCo has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.10% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.10% of the average daily net assets on an annual basis.

     Core Bond Fund - FRIMCo has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.70% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.70% of the average daily net assets on an annual basis.

     In addition to the management fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of Frank Russell Investment Company's ("FRIC") money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in this fund is 0.10% (net of fee waivers and reimbursements).

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would be higher.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

Fund                                           1 Year     3 Years     5 Years    10 Years
                                               ------     -------     -------    --------
Multi-Style Equity Fund ...................... $   89      $  303      $  535     $1,201
Aggressive Equity Fund .......................    107         400         715      1,608
Non-U.S. Fund ................................    117         435         777      1,741
Real Estate Securities Fund ..................    100         312         542      1,203
Core Bond Fund ...............................     72         246         434        980

II. The following paragraph is added to the end of the section entitled "Purchase of Fund Shares":

Frequent Trading: The Funds do not permit market-timing. The Funds reserve the right to reject or restrict any purchase order, including exchanges from any investor. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. The Funds may reject or cancel purchase and exchange orders and may restrict the availability of purchases and exchanges through telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer service, if an investor's trading, in the judgment of the Funds, has been or may be disruptive to a Fund. In making this judgment, the Funds may consider trading done in multiple accounts under common control or ownership. This policy will not affect any redemption rights.

III. The following restates the section entitled "Money Manager Information" for the Multi-Style Equity Fund, Aggressive Equity Fund and Non-U.S. Fund in its entirety in the Russell Insurance Funds Prospectus:

                            MONEY MANAGER INFORMATION

                             Multi-Style Equity Fund

Alliance Capital Management L.P. through its Bernstein Investment Research and
     Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105.

Brandywine Asset Management, LLC, 201 North Walnut Street, Suite 1200,
     Wilmington, DE 19801.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
     Park, NJ 07932-0650.

Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta,
     GA 30326-3248.

Strong Capital Management, Inc., 100 Heritage Reserve, P.O. Box 2936, Menomonee
     Falls, WI 53201.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
     PA 19312-2414.

Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                             Aggressive Equity Fund

CapitalWorks Investment Partners, LLC, 402 West Broadway, 25/th/ Floor, San
     Diego, CA 92101.

David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

Geewax, Terker & Company, 414 Old Baltimore Pike, Chadds Ford, PA 19317.

Goldman  Sachs Asset Management, a business unit of the Investment Management
     Division of Goldman, Sachs & Co., 32 Old Slip, 17/th/ Floor, New York, NY 10005.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
     Park, NJ 07932-0650.

Suffolk Capital Management, LLC, 1633 Broadway, 40/th/ Floor, New York, NY
     10019.

Systematic Financial Management, L.P., 300 Frank Burr Boulevard, Glenpoint East,
     7/th/ Floor, Teaneck, NJ 07666-6703.

TimesSquare Capital Management, Inc., Four Times Square, 25/th/ Floor, New York,
     NY 10036-9998.

                                  Non-U.S. Fund

AQR Capital Management, LLC, 900 Third Avenue, 17/th/ Floor, New York, NY 10022.

Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
     02109-3614.

Oechsle International Advisors, LLC, One International Place, 23/rd/ Floor,
     Boston, MA 02110.

The Boston Company Asset Management, LLC, One Boston Place, 14th Floor, Boston,
     MA 02108-4402.

IV. The following restates the section entitled "Money Manager Information" for the Real Estate Securities Fund in its entirety in the Russell Insurance Funds Prospectus:

                            MONEY MANAGER INFORMATION

                           Real Estate Securities Fund

AEW Management and Advisors, L.P., World Trade Center East, Two Seaport Lane,
     Boston, MA 02210-2021.

INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc., One
     Lincoln Center, Suite 700, 5400 LBJ Freeway - LB2, Dallas, TX 75240.

RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41/st/
     Floor, Chicago, IL 60611.

                             Russell Insurance Funds
                       Supplement Dated February 28, 2003
                   To the Statement of Additional Information
                              Dated April 30, 2002
                      As Supplemented through June 24, 2002

I. The following restates the chart contained on the cover page of this Statement of Additional Information:

         As of the date of this Statement of Additional Information, RIF is comprised of the following investment portfolios, each of which commenced operations on the date set forth opposite the Fund's name.


Fund                                  Fund Inception Date              Prospectus Date
----                                  -------------------              ---------------
Multi-Style Equity Fund               January 2, 1997                  April 30, 2002*
Aggressive Equity Fund                January 2, 1997                  April 30, 2002*
Non-U.S. Fund                         January 2, 1997                  April 30, 2002*
Real Estate Securities Fund           April 30, 1999                   April 30, 2002*
Core Bond Fund                        January 2, 1997                  April 30, 2002*

-------------------
* As Supplemented through February 28, 2003

II. The following restates the section entitled "Code of Ethics" in its entirety in the Frank Russell Investment Company Statement of Additional Information:

Codes Of Ethics. RIF, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                    Does the code contain
                                 Personal investing    Are investments in securities owned by        all of the required
        MONEY MANAGER                 allowed?             the advised sub-trust allowed?           Rule 17j-1 provisions?
----------------------------------------------------------------------------------------------------------------------------
AEW Management and Advisors,   Yes                     No                                       Yes
L.P.
----------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management,   Yes                     Yes, but not in securities with          Yes
L.P. through its Bernstein                             pending or possible client buy or sell
Investment Research and                                orders
Management Unit
----------------------------------------------------------------------------------------------------------------------------
AQR Capital Management, LLC    Yes                     Yes, unless the securities are on a      Yes
                                                       restricted list
----------------------------------------------------------------------------------------------------------------------------
Barclays Global Fund Advisors  Yes                     Yes, but not in securities with          Yes
                                                       pending or possible client buy or sell
                                                       orders and certain blackouts apply to
                                                       securities of Barclays PLC and
                                                       securities underwritten by Barclays
                                                       affiliates
----------------------------------------------------------------------------------------------------------------------------
The Boston Company Asset       Yes                     Yes, but not in securities with          Yes
Management, LLC                                        pending or possible client buy or sell
                                                       orders, also, certain persons may not
                                                       purchase securities issued by
                                                       financial services organizations
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Brandywine Asset Management,   Yes                     Yes, but not in securities with          Yes
LLC                                                    pending or possible client buy or sell
                                                       orders
----------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment        Yes                     Yes, but not in securities with          Yes
Partners, LLC                                          pending or possible client buy or sell
                                                       orders
----------------------------------------------------------------------------------------------------------------------------
David J. Greene and Company,   Yes                     Yes                                      Yes
LLC
----------------------------------------------------------------------------------------------------------------------------
Fidelity Management and        Yes                     Yes, but cannot purchase closed-end      Yes
Research Company                                       funds for which Fidelity performs
                                                       pricing and bookkeeping, securities of
                                                       certain broker-dealers or interests in
                                                       hedge funds and investment clubs
----------------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company       Yes                     Yes, but not in securities with          Yes
                                                       pending or possible client buy or sell
                                                       orders
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset            Yes                     Yes, but not in securities with          Yes
Management, a business unit                            pending or possible client buy or sell
of the Investment Management                           orders
Division of Goldman, Sachs &
Co.
----------------------------------------------------------------------------------------------------------------------------
INVESCO Realty Advisors, a     Yes                     Yes, but not in securities on a          Yes
division of INVESCO                                    restricted list
Institutional (N.A.), Inc.
----------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity             Yes                     Yes, but not in securities with          Yes
Management, Inc.                                       pending or possible client buy or sell
                                                       orders
----------------------------------------------------------------------------------------------------------------------------
Montag & Caldwell, Inc.        Yes                     Yes, but not in securities on a          Yes
                                                       Restricted Stock List
----------------------------------------------------------------------------------------------------------------------------
Oechsle International          Yes                     Yes, but not in securities with          Yes
Advisors, LLC                                          pending or possible client buy or sell
                                                       orders
----------------------------------------------------------------------------------------------------------------------------
Pacific Investment             Yes, but must use a     Yes, but not in securities with          Yes
Management Company, LLC        registered broker for   pending or possible client buy or sell
                               transactions in         orders
                               publicly traded
                               securities
----------------------------------------------------------------------------------------------------------------------------
RREEF America L.L.C.           Yes                     Yes, but transactions in securities      Yes
                                                       with pending or possible client buy or
                                                       sell orders require prior approval
----------------------------------------------------------------------------------------------------------------------------
Strong Capital Management,     Yes                     Yes, but not in securities with          Yes
Inc.                                                   pending or possible client buy or sell
                                                       orders
----------------------------------------------------------------------------------------------------------------------------
Suffolk Capital Management,    Yes                     Yes, but not in securities with          Yes
LLC                                                    pending or possible client buy or sell
                                                       orders or in securities of which 10%
                                                       or more are held in portfolios managed
                                                       by Suffolk
----------------------------------------------------------------------------------------------------------------------------
Systematic Financial           Yes                     Yes, but not in securities with          Yes
Management, L.P.                                       pending or possible client buy or sell
                                                       orders
----------------------------------------------------------------------------------------------------------------------------
TimesSquare Capital            Yes                     Yes, but not in securities with          Yes
Management, Inc.                                       pending or possible client buy or sell
                                                       orders
----------------------------------------------------------------------------------------------------------------------------
Turner Investment Partners,    Yes                     Yes, but not in securities in which      Yes
Inc.                                                   the adviser has a long or short
                                                       position or with pending or possible
                                                       client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------
Westpeak Global Advisors,      Yes                     Yes, but not in securities with          Yes
L.P.                                                   pending or possible client buy or sell
                                                       orders
----------------------------------------------------------------------------------------------------------------------------

III. The following restates the section entitled "Money Manager Information" for the Multi-Style Equity Fund in its entirety in the Russell Insurance Funds Statement of Additional Information:

                            MONEY MANAGER INFORMATION

                             MULTI-STYLE EQUITY FUND

         Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Holding L.P., a publicly traded partnership, owns approximately 30% of the units representing limited partnership interests in Alliance Capital Management L.P. AXA Financial, Inc. owns approximately 2% of the outstanding units of Alliance Capital Management Holding L.P. and approximately 52% of the outstanding units of Alliance Capital Management L.P., representing an approximate 53% economic interest in Alliance Capital Management L.P. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, a publicly traded financial services organization. AXA Financial, Inc.'s indirect wholly-owned subsidiary, Alliance Capital Management Corporation, is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

         Barclays Global Fund Advisors, is a wholly-owned subsidiary of Barclays Global Investors, N.A.

         Brandywine Asset Management, LLC is wholly-owned by Legg Mason, Inc., a publicly traded company.

         Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

         Montag & Caldwell, Inc. is a wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control include ABN AMRO Bank N.V., ABN AMRO North America Holding Company, and Montag & Caldwell's parent company, ABN AMRO Asset Management Holdings, Inc.

         Strong Capital Management, Inc. is a corporation controlled by Richard
S. Strong.

         Turner Investment Partners, Inc. is a corporation controlled by Robert
E. Turner.

         Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a subsidiary of CDC IXIS Asset Management North America, L.P., Boston, Massachusetts, which itself is a subsidiary of CDC IXIS Asset Management, Paris, France ("CDC IXIS AM"). CDC IXIS AM is part of the Caisse des Depots et Consignations Group, Paris, France.

IV. The following restates the section entitled "Money Manager Information" for the Multi-Style Equity Fund in its entirety in the Russell Insurance Funds Statement of Additional Information:

                            MONEY MANAGER INFORMATION

                           REAL ESTATE SECURITIES FUND

         AEW Management and Advisors, L.P. is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCAM NA"). CDCAM NA is a wholly-owned subsidiary of CDC IXIS Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by Eulia and indirectly owned, through Eulia by Caisse Nationale des Caisses D'Epargne and CNP Assurances, in a joint venture with Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

         INVESCO Realty Advisors, a division of INVESCO Institutional (N.A.), Inc. ("INVESCO") is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

         RREEF America L.L.C. is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

V. The following is added as the second to last paragraph in the section entitled "Limitations On Use Of Futures And Options On Futures Contracts" of the "Investment Restrictions, Policies And Certain Investments" section in the Statement of Additional Information of Russell Insurance Funds:

         In order to comply with applicable regulations of the CFTC pursuant to which the Funds avoid being deemed to be "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

VI. The following restates in its entirety the first paragraph of the section entitled "Swap Agreements" of the "Investment Restrictions, Policies And Certain Investments" section in the Statement of Additional Information of Russell Insurance Funds:

         Swap Agreements. The Funds may enter into index swap agreements as an additional equitization vehicle for uninvested cash balances held by the Funds or to effect investment transactions consistent with the Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

VII. The following restates in its entirety the section entitled "Uninvested Cash Balances" of the "Investment Restrictions, Policies And Certain Investments" section in the Statement of Additional Information of Russell Insurance Funds:

         Uninvested Cash Balances. Each Fund, and its money managers, may elect to invest the Fund's uninvested cash balances in one or more affiliated or unaffiliated money market funds. Pursuant to exemptive relief from the SEC, any investment of uninvested cash balances in affiliated money market funds will not exceed 25% of the investing Fund's total assets.

         The Funds will invest uninvested cash balances in affiliated money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds. The affiliated money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of a money market fund's shares. Any Fund investing in an affiliated money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder, including voting rights. However, shares of an affiliated money market fund issued to the Funds will be voted by RIF's Trustees in the same proportion as the shares of the money market fund that are held by shareholders that are not Funds. In addition to the management fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of Frank Russell Investment Company's ("FRIC") money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in this fund is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Funds' Board determine that the advisory fees incurred in connection with the investment of uninvested cash balances in affiliated money market funds are not for duplicative services.